CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 13,928	$ 14,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,673	71
Loss on disposal of property, plant and equipment	15
Stock compensation expense	254
Change in fair value of derivative liability	(639)	(2,351)
(Increase) decrease in assets:
Accounts receivable	(13,999)	(12,189)
Trade deposits	1,476	1,846
Inventories	(1,028)	(350)
Prepaid expenses	112	(3,542)
Increase (decrease) in liabilities:
Accounts payable	3,738	586
Accrued expenses and other payables	576	1,555
Income and other tax payables	652	592
Net cash provided by operating activities	6,758	1,204
Cash flows from investing activities:
Purchases of property, plant and equipment	(58)	(9)
Acquisition of a business	(6,684)
Leasehold improvement purchases	(2,301)
Disposals of property, plant and equipment	1,193
Time deposits	3,020	(3,020)
Net cash used in investing activities	(4,830)	(3,029)
Cash flows from financing activities:
Proceeds from debt financing		592
Payments of short-term debt	(619)	(740)
Amount due to a director	1,001	2,563
Net provided by in financing activities	382	2,415
Effect of exchange rate changes	402	387
Net increase in cash and cash equivalents	2,712	977
Cash and cash equivalents, beginning of period	12,013	11,036
Cash and cash equivalents, end of period	14,725	12,013
Supplemental disclosure of cash flow information:
Interest paid	8	67
Income taxes paid	$ 4,494	$ 4,110